REVENUES	6 Months Ended
Jun. 30, 2024
Revenue [Abstract]
REVENUES
NOTE 3:-      REVENUES

	Six months ended June 30,		Year ended December 31,
	2024	2023	2023
	Unaudited		Audited

Revenues from services performed during the period	27,375	28,195	55,678
Revenues from sale of devices	494	810	1,397

	27,869	29,005	57,075